SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES
A summary of the Company's significant accounting policies is identified in Note 2 of the Company's consolidated financial statements for the year ended December 31, 2014 included in the Company's Annual Report on Form 20-F.
Termination Fee:
 In 2015 the Company received $3.9 million related to a termination of a contract. The termination fee received is subject to future conditions, and is deferred and recognized in future periods when these conditions have been met. $0.4 million of the termination fee was recognized as charter revenue for the period ended September 30, 2015. Deferred termination fees of $1.4 million and $2.1 million are recorded as Other Current Liabilities and Other Long-term Liabilities, respectively, as of September 30, 2015. As of December 31, 2014, $0 is recorded as deferred termination fees.
Recent accounting pronouncements:
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Costumers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The FASB has deferred the effective date of this ASU for reporting periods beginning after December 15, 2017. The Company is in the process of evaluating the impact of this standard, if any, on its consolidated statements and related disclosures.
In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which provides new authoritative guidance regarding management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The standard is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early adoption is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Company is not planning to early adopt, and the adoption is not expected to have material impact on the consolidated financial statements.
In April 2015, the FASB issued ASU No. 2015-03,  Interest - Imputation of Interest (Subtopic 835-30) - Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the debt liability rather than as an asset. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements. The Company will adopt the standard effective January 1, 2016 which will result in the netting of our deferred financing costs against long-term debt balances in the consolidated balance sheets for the periods presented and related disclosure. There will be no impact to the manner in which deferred financing costs are amortized in our consolidated financial statements.